Non-consolidated variable interest entities - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Variable Interest Entity
Principal Amount Outstanding on Loans Securitized or Asset-backed Financing Arrangement	$ 144	$ 147
Variable Interest Entity Not Primary Beneficiary [Member]
Variable Interest Entity
Principal Amount Outstanding on Loans Securitized or Asset-backed Financing Arrangement	$ 8,300	$ 8,700